Related party transactions	12 Months Ended
Dec. 31, 2021
Outstanding balances for related party transactions [abstract]
Related party transactions
26	Related party transactions
The compensation of key management personnel of the Group is as follows:

	For the year ended December 31
in 000€	2021	2020	2019
Short-term employee benefits	2,832	2,302	2,394
Post-employment benefits	93	93	85
Total	2,925	2,395	2,479
Warrants granted	—	—	—
Warrants outstanding	4,545	108,905	359,266
The amounts disclosed in the table are the amounts recognized as an expense during the reporting period related to key management personnel (senior management and executive committee members). In the year ending December 31, 2021 the compensation to key management by means of share based payments amounts to K€132.
The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year:

in 000€	Sale of goods to	Purchases from	Depreciation	Interest expense	Right-of-Use Assets	Receivables	Lease liabilities	Other liabilities
Non-executive directors of the Group
2021	—	122	—	—	—	—	—	58
2020	—	85	—	28	—	—	—	—
2019	—	128	—	37	—	—	—	1,053
Shareholders of the Group
2021	—	30	—	6	—	77	—	60
2020	—	2	—	7	—	29	—	158
2019	—	113	—	9	—	—	—	131
Joint ventures
2021	—	—	—	—	—	—	—	—
2020	419	—	—	—	—	—	—	—
2019	1,431	—	—	—	—	1,279	—	—
Non-controlling interests
2021	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—
2019	—	—	26	9	617	—	652	—
Related party – Lunebeke NV / Ailanthus NV
Lunebeke NV is owned by a shareholder and director of the Group and was established on December 29, 2020 following a partial demerger of Ailanthus NV (a former related party of the Group that merged with Materialise NV subsequent to a partial demerger). The activities taken over by Lunebeke NV through the partial demerger of Ailanthus NV were taken over from Ailanthus NV with retro-active effect as of October 1 st
, 2021. The Group rents apartments on a regular basis from Lunebeke NV in order to host our employees from foreign subsidiaries who are visiting our headquarters in Leuven. Due to Covid, the total amount paid to Lunebeke NV for rent in 2021 was
K€37 (2020: K€0; 2019: K€113).